SCHEDULE OF PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		$ 565,359	$ 610,309
Less: accumulated depreciation	[1]	(380,090)	(384,936)
Less: accumulated impairment	[2]	(3,892)	(7,471)
Property, plant and equipment, net	[3]	181,377	217,902
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		169,170	174,120
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		101,563	127,345
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		6,993	7,255
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		263,587	275,369
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		1,204	1,668
Other Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		7,641	7,617
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal	[4]	$ 15,201	$ 16,935

[1]	Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were US$31,354
[2]	Impairment charges of US$283
[3]	The carrying amounts of buildings, mold and tooling, machine and equipment and other logistic equipment pledged by the FAW Jilin to secure the borrowings as of December 31, 2023 and December 31, 2022 were US$58,584 thousand and US$76,536 thousand, respectively.
[4]	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.